Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8.Inventories

At December 31, 2022 and December 31, 2021, inventories consisted of the following:

Inventories

in € THOUS

	2022	2021

Finished goods	1,310,995	1,233,197
Health care supplies	553,821	452,073
Raw materials and purchased components	306,994	247,478
Work in process	124,404	105,266
Inventories	2,296,214	2,038,014

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €821,888 of materials, of which €479,278 is committed at December 31, 2022 for 2023. The terms of these agreements run 1 to 5 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 5.

Write-downs of inventories amounted to €71,593 and €69,250 for the years ended December 31, 2022 and 2021, respectively.